UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6178

        Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Education and Civic Organizations - 9.9% (6.5% of Total Investments)
$3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of America,	7/09 at 101.00	AAA	$3,691,380
	Series 1999, 5.000%, 7/01/22 - MBIA Insured
1,200	Dormitory Authority of the State of New York, Insured Revenue Bonds, Cooper Union, Series 1999, 6.250%,	7/09 at 101.00	AAA	1,315,404
	7/01/29 - MBIA Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College, Series 1998,	7/08 at 101.00	AAA	6,792,890
	5.000%, 7/01/21 - MBIA Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series 2001,	7/11 at 100.00	AAA	2,124,800
	5.000%, 7/01/18 - AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities,	7/32 at 100.00	AAA	3,254,160
	Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005, 5.000%,	7/15 at 100.00	Aaa	1,219,161
	7/01/21 - MBIA Insured
1,765	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	2,018,807
	5.500%, 7/01/18 - FGIC Insured
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community	7/15 at 100.00	AAA	4,836,285
	Colleges, Series 2005A, 5.000%, 7/01/19 - FGIC Insured
1,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National Tennis	No Opt. Call	AAA	1,356,525
	Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

24,865	Total Education and Civic Organizations			26,609,412

	Health Care - 24.5% (16.2% of Total Investments)
675	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for	2/15 at 100.00	AAA	704,876
	Special Surgery, Series 2005, 5.000%, 8/15/33 - MBIA Insured
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Montefiore
	Medical Center, Series 1999:
825	5.250%, 8/01/19 - AMBAC Insured	8/09 at 101.00	AAA	858,371
4,000	5.500%, 8/01/38 - AMBAC Insured	8/09 at 101.00	AAA	4,267,720
7,080	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York and	2/08 at 101.00	AAA	7,162,270
	Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital,	2/15 at 100.00	AAA	2,696,463
	Series 2004, 5.000%, 8/01/29 - FGIC Insured
2,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center,	2/15 at 100.00	AAA	2,650,697
	Series 2005, 5.000%, 2/01/28 - FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	1,610,340
	Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured
3,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New Island Hospital, Series 1999A,	7/09 at 101.00	AAA	3,227,220
	5.750%, 7/01/19 - AMBAC Insured
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	8,577,599
	Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
	MBIA Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center,	7/13 at 100.00	AAA	6,374,820
	Series 2003-1, 5.000%, 7/01/21 - MBIA Insured
4,105	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,476,954
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
3,280	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System Obligated Group,	11/08 at 101.00	AAA	3,442,229
	Series 1998, 5.000%, 11/01/23 - MBIA Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University Health	7/11 at 101.00	AAA	9,068,297
	System Obligated Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds, Southside Hospital,	2/08 at 101.50	AAA	3,254,067
	Series 1998, 5.000%, 2/15/25 - MBIA Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 1999A,	2/09 at 101.00	AAA	2,092,560
	5.125%, 2/15/14 - AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
3,150	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,402,000
2,100	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	2,268,000

62,485	Total Health Care			66,134,483

	Housing/Multifamily - 4.0% (2.6% of Total Investments)
5,740	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	6,062,186
	Series 2005A, 5.000%, 7/01/25 - FGIC Insured
145	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	2/06 at 101.00	AAA	146,663
	Series 1994B, 6.250%, 8/15/14 - AMBAC Insured
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
1,745	6.100%, 11/01/15 - FSA Insured	5/06 at 102.00	AAA	1,795,291
2,720	6.125%, 11/01/20 - FSA Insured	5/06 at 102.00	AAA	2,798,907

10,350	Total Housing/Multifamily			10,803,047

	Long-Term Care - 1.6% (1.1% of Total Investments)
3,000	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue Bonds,	8/07 at 102.00	AAA	3,091,440
	Series 1997A, 5.750%, 8/01/37
1,185	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	1,250,661
	Project, Series 1997A, 5.750%, 8/01/37 - MBIA Insured

4,185	Total Long-Term Care			4,342,101

	Tax Obligation/General - 14.4% (9.5% of Total Investments)
	Erie County, New York, General Obligation Bonds, Series 2003A:
1,000	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,093,590
1,200	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,305,984
1,300	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,413,542
1,400	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,520,428
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	697,922
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 - MBIA Insured	1/11 at 101.00	Aaa	2,168,740
700	Jericho Union Free School District, Nassau County, New York, General Obligation Bonds, Series 2000,	8/09 at 101.00	Aaa	757,393
	5.600%, 8/01/18 - MBIA Insured
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%, 3/01/16 -	3/12 at 100.00	AAA	1,067,260
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,400	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,516,018
2,600	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	2,825,680
3,000	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	3,197,130
2,300	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	2,444,141
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	4,256,840
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
500	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	538,695
500	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	538,695
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 - FSA Insured	6/15 at 100.00	AAA	1,791,719
1,815	5.000%, 6/15/18 - FSA Insured	6/15 at 100.00	AAA	1,954,519
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation	No Opt. Call	Aaa	1,256,763
	Bonds, Series 2005, 5.000%, 6/01/18 - FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds, Series 2005,	10/15 at 100.00	Aaa	1,762,641
	5.000%, 10/01/16 - FSA Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	6,584,747

35,875	Total Tax Obligation/General			38,692,447

	Tax Obligation/Limited - 47.7% (31.5% of Total Investments)
1,275	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds, Series 2005A,	9/15 at 100.00	AAA	1,362,095
	5.000%, 9/01/20 - MBIA Insured
2,250	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St. Anne	7/08 at 101.00	AAA	2,356,088
	Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 - AMBAC Insured
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
1,575	5.250%, 7/01/24 - CIFG Insured	7/15 at 100.00	AAA	1,707,332
500	5.000%, 7/01/25 - CIFG Insured	7/15 at 100.00	AAA	525,675
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	76,665
	Series 1996B, 5.375%, 2/15/26 - MBIA Insured
40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	41,896
	Series 1997A, 5.750%, 8/15/22 - MBIA Insured
75	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	No Opt. Call	AAA	82,391
	Series 2000D, 5.875%, 2/15/16 - FSA Insured
100	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	8/11 at 100.00	AAA	108,770
	Series 2001B, 5.500%, 8/15/19 - MBIA Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program - Anderson School,	7/09 at 101.00	AAA	1,453,444
	Series 1999E, Issue 2, 5.750%, 7/01/19 - AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School District Program,	7/09 at 101.00	AAA	2,169,320
	Series 1999, 5.750%, 7/01/19 - MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of Cooperative	8/11 at 100.00	AAA	1,069,110
	Educational Services, Series 2001A, 5.250%, 8/15/21 - FSA Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,576,590
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 - FSA Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%,	7/14 at 100.00	AAA	2,563,493
	7/01/20 - FGIC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	1,331,176
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
1,145	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	1,240,894
	Series 2005D, 5.000%, 2/15/14 - FGIC Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	No Opt. Call	AAA	2,303,465
	Series 2005D-1, 5.000%, 2/15/15 - FGIC Insured
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	4,956,776
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	399,904
	5.000%, 3/15/21 - FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School
	District, Series 2003:
1,000	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,107,650
1,200	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,329,180
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School	5/14 at 100.00	AAA	1,455,443
	District, Series 2004, 5.750%, 5/01/26 - FSA Insured
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	6,424,320
	11/15/25 - FSA Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B, 5.500%,	7/12 at 100.00	AAA	3,028,934
	7/01/18 - MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
4,500	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	5,266,440
1,250	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	1,371,800
2,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	2,184,640
2,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	2,100,680
4,095	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	4,251,388
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series 2004H,	No Opt. Call	AAA	5,301,952
	5.250%, 11/15/13 - AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 - AMBAC Insured	11/18 at 100.00	AAA	2,273,879
1,305	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,353,977
1,305	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,349,553
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,592,460
2,200	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,332,286
1,600	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	1,694,992
5,370	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	5,660,517
1,500	5.000%, 10/15/32 - AMBAC Insured	10/14 at 100.00	AAA	1,577,790
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003C,	8/12 at 100.00	AAA	2,156,620
	5.250%, 8/01/20 - AMBAC Insured
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	1,798,593
	5.250%, 2/01/22 - MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2004C,	2/14 at 100.00	AAA	2,119,220
	5.000%, 2/01/19 - XLCA Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	4,146,086
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,100	5.000%, 11/15/30 - AMBAC Insured	11/15 at 100.00	AAA	2,210,943
4,200	5.000%, 11/15/44 - AMBAC Insured	11/15 at 100.00	AAA	4,346,076
2,265	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding Bonds, Riverbank	4/07 at 100.00	AAA	2,315,283
	State Park, Series 1996, 5.125%, 4/01/22 - AMBAC Insured
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,314,820
	4/01/16 - FSA Insured
1,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	1,810,848
	4/01/20 - MBIA Insured
1,750	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,857,345
	5.000%, 4/01/21 - MBIA Insured
7,350	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	8,507,992
	5.500%, 4/01/20 - AMBAC Insured
1,550	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A, 5.000%,	9/14 at 100.00	AAA	1,638,986
	3/15/24 - AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	6,790,581
1,000	5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	1,075,210
4,500	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	4,823,550
980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation, High School Facility,	6/15 at 100.00	AAA	1,023,914
	Series 2005, 5.000%, 6/15/28 - FSA Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library,	10/10 at 102.00	Aaa	1,615,408
	Series 1999A, 6.000%, 10/01/19 - MBIA Insured

119,210	Total Tax Obligation/Limited			128,534,440

	Transportation - 17.3% (11.4% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series 2002A,	11/12 at 100.00	AAA	2,204,560
	5.500%, 11/15/19 - AMBAC Insured
3,390	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	3,559,127
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,500	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	1,582,995
4,700	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	4,948,818
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	2,436,988
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,080	5.000%, 12/01/19 - FSA Insured	6/15 at 101.00	AAA	2,248,501
2,625	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	2,767,905
1,475	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	1,548,308
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth	12/07 at 100.00	AAA	5,213,739
	Series 1997, 5.750%, 12/01/25 - MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Ports Authority, Revenue Bonds, Series 1991D:
5,250	7.000%, 7/01/14 - FGIC Insured (Alternative Minimum Tax)	1/06 at 100.00	AAA	5,279,243
11,500	6.000%, 7/01/21 - FGIC Insured (Alternative Minimum Tax)	1/06 at 100.00	AAA	11,549,219
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding
	Bonds, Series 2002E:
780	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	905,884
2,300	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	2,481,240

44,925	Total Transportation			46,726,527

	U.S. Guaranteed(4) - 18.5% (12.2% of Total Investments)
3,655	Buffalo Municipal Water Finance Authority, New York, Water System Revenue Bonds, Series 1999, 6.000%,	7/09 at 101.00	AAA	4,008,329
	7/01/29 (Pre-refunded 7/01/09) - FSA Insured
80	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/06 at 102.00	AAA	81,798
	Series 1996B, 5.375%, 2/15/26 (Pre-refunded 2/15/06) - MBIA Insured
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,	2/07 at 102.00	AAA	73,289
	Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) - MBIA Insured
1,010	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk County Issue,	7/16 at 100.00	AAA	1,203,698
	Series 1986, 7.375%, 7/01/16 - BIGI Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AAA	1,087,410
	5.000%, 3/15/32 (Pre-refunded 3/15/13) - FGIC Insured
5,915	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	6,489,346
	Series 2002A, 5.125%, 5/15/20 (Pre-refunded 5/15/12) - FGIC Insured
2,210	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series 1997B,	7/07 at 102.00	AAA	2,308,721
	5.000%, 7/01/20 - AMBAC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A:
5,090	5.000%, 4/01/23 (Pre-refunded 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	5,596,659
7,600	4.750%, 4/01/28 (Pre-refunded 10/01/15) - FGIC Insured	10/15 at 100.00	AAA	8,189,835
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29	10/14 at 100.00	AAA	1,094,430
1165	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B, 4.75%	6/09 at 101.00	AAA	809,655
	9/01/18 (Pre-refunded 3/01/18) - FGIC Insured
750	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	809,655
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured
5,030	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	7/19 at 100.00	AAA	5,444,573
	Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured
2,225	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	2,455,154
	5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2004,	4/14 at 100.00	AAA	1,091,300
	5.000%, 4/01/20 (Pre-refunded 4/01/14) - MBIA Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%, 4/01/17	4/12 at 100.00	AAA	3,831,835
	(Pre-refunded 4/01/12) - FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
1,290	5.375%, 4/01/17 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	1,421,283
1,300	5.375%, 4/01/18 (Pre-refunded 4/01/12) - AMBAC Insured	4/12 at 100.00	AAA	1,432,301
2,000	Puerto Rico Municipal Finance Agency, Series 1999A, 5.500%, 8/01/19 (Pre-refunded 8/01/09) - FSA Insured	8/09 at 101.00	AAA	2,161,720

45,890	Total U.S. Guaranteed			49,993,775

	Utilities - 7.7% (5.1% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
6,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	6,287,880
3,000	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	3,190,710
1,000	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,048,240
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
2,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	2,591,525
2,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,670,050
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%,	9/13 at 100.00	AAA	2,808,430
	9/01/16 - CIFG Insured
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester	9/08 at 102.00	AAA	2,144,500
	Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 - MBIA Insured (Alternative Minimum Tax)

19,620	Total Utilities			20,741,335

	Water and Sewer - 5.9% (3.9% of Total Investments)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	1,841,488
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	2,125,800
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	1,043,050
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	5,315,201
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%, 6/01/28 -	6/15 at 100.00	AAA	5,477,264
	MBIA Insured

14,890	Total Water and Sewer			15,802,803

$382,295	Total Investments (cost $390,290,722) - 151.5%			408,380,370

	Other Assets Less Liabilities - 1.9%			5,165,158

	Preferred Shares, at Liquidation Value - (53.4)%			(144,000,000)

	Net Assets Applicable to Common Shares - 100%			$269,545,528

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $390,089,052.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$18,977,175
Depreciation	(685,857)

Net unrealized appreciation (depreciation) of investments	$18,291,318

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.